First Investors Strategic Income Fund
First Investors Strategic Income Fund
SUPPLEMENT DATED OCTOBER 9, 2013

FIRST INVESTORS STRATEGIC INCOME FUND PROSPECTUS

DATED APRIL 3, 2013

1. In “The Fund Summary Section”, under the heading “Fees and Expenses of the Fund” on page 1, the “Annual Fund Operating Expenses” table and, on page 2, the table to the “Example” are deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Advisor Class
Management Fees	0.05%	0.05%
Distribution and Service (12b-1) Fees	0.30%	0.00%
Other Expenses1	0.56%	0.56%3
Acquired (Underlying) Funds Fees and Expenses	0.71%	0.71%
Total Annual Fund Operating Expenses	1.62%	1.32%
Fee Limitation and/or Expense Reimbursement	0.32%	0.32%
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement2	1.30%	1.00%

Example

	1 year	3 years
Class A shares	$700	$1,027
Advisor Class shares	$102	$387

2. In “The Fund Summary Section”, under the heading “Principal Investment Strategies” on page 2, the second paragraph is deleted in its entirety and replaced with the following:

The Fund has a flexible investment strategy.  The Fund will invest in a variety of fixed income securities, equity securities, and other instruments by investing through a combination of the Underlying Funds. The Underlying Income Funds are currently composed of the First Investors Cash Management Fund, First Investors Government Fund, First Investors Investment Grade Fund, First Investors Fund For Income, First Investors Floating Rate Fund and First Investors International Opportunities Bond Fund.  The Underlying Income Funds primarily invest in fixed income securities consisting of U.S. Government securities, investment grade corporate bonds, mortgage-backed securities, below investment grade debt securities (commonly known as “high yield debt securities” or “junk bonds”), below investment grade (high yield) secured floating rate loans and/or bonds, and sovereign debt and currencies of developed countries located outside of the United States.  The Underlying Equity Fund, which is currently the First Investors Equity Income Fund, primarily invests in dividend-paying stocks.

3. In “The Fund Summary Section”, under the heading “Principal Investment Strategies” on page 2, the third sentence in the third paragraph is deleted and replaced with the following:

The Fund anticipates that it will invest a significant portion of its net assets in First Investors Investment Grade Fund, First Investors Fund For Income, First Investors Floating Rate Fund and First Investors International Opportunities Bond Fund and, to a lesser degree, in First Investors Cash Management Fund, First Investors Government Fund and First Investors Equity Income Fund.

4. In “The Fund Summary Section”, under the heading “Principal Risks of the Underlying Funds”, the sub-heading “Credit Risk” on page 4 is deleted in its entirety and replaced with the following:

Credit Risk.  This is the risk that an issuer of bonds and other debt securities will be unable to pay interest or principal when due.  The prices of bonds and other debt securities are affected by the credit quality of the issuer and in the case of mortgage-backed securities, the credit quality of the underlying mortgages.  Credit risk also applies to securities issued by U.S. Government-sponsored enterprises (such as Federal National Mortgage Association and Federal Home Loan Mortgage Association mortgage-backed securities) that are not backed by the full faith and credit of the U.S. Government.

5. In “The Fund Summary Section”, under the heading “Principal Risks of the Underlying Funds”, under the sub-heading “Interest Rate Risk” on page 4, the following is added at the end of the last sentence:

Floating rate loans and bonds generally are less sensitive than fixed-rate instruments to interest rate changes, but they could remain sensitive to short-term interest rate changes.  The interest rates on senior loans adjust periodically and may not correlate to prevailing interest rates during the periods between rate adjustments.

6. In “The Fund Summary Section”, under the heading “Principal Risks of the Underlying Funds”, under the sub-heading “Liquidity Rate Risk” on page 5, the following is added at the end of the last sentence:

In the case of floating rate loans such loans, may be less liquid at times since they are generally subject to legal or contractual restrictions on resale and may trade infrequently.

7. In “The Fund Summary Section”, under the heading “Principal Risks of the Underlying Funds” on page 4, the following risks are added at the end of that section on page 6:

Floating Rate Loan Risk.  To the extent an Underlying Fund invests in floating rate loans, the value of any collateral securing a floating rate loan may decline, be insufficient to meet the obligations of the borrower, or be difficult or costly to liquidate.  In the event of a default, an Underlying Fund may have difficulty collecting on any collateral and a floating rate loan can decline significantly in value.  An Underlying Fund’s access to collateral may also be limited by bankruptcy or other insolvency laws.  In addition, high yield floating rate loans usually are more credit sensitive than interest rate sensitive, although the value of these instruments may be affected by interest rate swings in the overall fixed income market.

Senior Loan Risk.  To the extent an Underlying Fund invests in senior loans, senior loan prices may be adversely affected by supply and demand imbalances caused by conditions in the senior loan market or related markets.  Although senior floating rate loans may be senior to equity and debt securities in the borrower’s capital structure, the loans may be subordinated to other obligations of the borrower or its subsidiaries.

High Yield Securities Risk.  This is the risk that high yield bonds and other types of high yield debt securities, including floating rate loans, have greater credit risk than higher quality debt securities because the companies that issue them are not as financially strong as companies with investment grade ratings.  High yield securities, commonly referred to as junk bonds, are considered to be inherently speculative due to the risk associated with the issuer’s continuing ability to make principal and interest payments.  During times of economic downturn, issuers of high yield debt securities may not have the ability to access the credit markets to refinance their bonds or meet other credit obligations.

Foreign Loan Risk.  This is the risk that a loan and/or bond issued in the U.S. by a foreign corporation or its subsidiary may be subject to risks associated with certain regulatory, economic and political conditions of the issuer’s foreign country and, in event of default, it may be difficult for an Underlying Fund to pursue its rights against the issuer in that country’s courts.

Borrowing Risk.  This is the risk that an Underlying Fund may borrow from banks by obtaining a line of credit to meet certain redemptions.  If an Underlying Fund is not able to extend its credit arrangement, it may be required to liquidate holdings at unfavorable prices.  Borrowings involve additional expense to an Underlying Fund.